Account Payables and Accrued Expenses - Movement of contract liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Account Payables and Accrued Expenses
Balance, beginning of the year	$ 6,446	$ 797
Considerations received	4,949	5,649
Reclassification to profit or loss upon satisfaction of performance obligations	(6,758)	0
Balance, end of the year	$ 4,637	$ 6,446